PREPAIDS AND OTHER RECEIVABLES DISCLOSURE	12 Months Ended
Jan. 31, 2025
Notes
PREPAIDS AND OTHER RECEIVABLES DISCLOSURE

8.PREPAIDS AND OTHER RECEIVABLES

Prepaids and other receivables consisted of the following as at January 31, 2025 and 2024:

	January 31, 2025	January 31, 2024

GST receivable	$4,313	$2,352
Prepaid expenses for general and administrative fees	87,209	73,572
Total prepaids and other receivables	$91,522	$75,924